22. Borrowings (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	R$ 4,047,307	R$ 3,759,505	R$ 4,046,293
Loans and financing, current	1,113,047	784,666
Loans and financing, noncurrent	2,934,260	2,974,839
Foreign currency
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	104,751	89,270	90,505
Loans and financing, noncurrent	R$ 103,646	88,485
Foreign currency | National Treasury Department | Par Bond
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	Par Bond
Company	Copel
Issue date	May 20, 1998
Number of installments	1
Final maturity	Apr. 11, 2024
Annual rate p.y. (interest + commission)	6.0% + 0.20%
Finance charges	Half-yearly
Principal	R$ 17,315	17,315
Loans and financing	R$ 42,914	52,768
Foreign currency | National Treasury Department | Discount Bond
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	Discount Bond
Company	Copel
Issue date	May 20, 1998
Number of installments	1
Final maturity	Apr. 11, 2024
Annual rate p.y. (interest + commission)	3.3125% + 0.20%
Finance charges	Half-yearly
Principal	R$ 12,082	12,082
Loans and financing	61,837	36,502
Local currency
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	3,942,556	3,670,235	R$ 3,955,788
Loans and financing, noncurrent	2,830,614	2,886,354
Local currency | Banco do Brasil
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	R$ 1,006,545	1,388,364
Local currency | Banco do Brasil | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	21/02155-4
Company	Copel DIS
Issue date	Sep. 10, 2010
Number of installments	2
Final maturity	Aug. 15, 2018
Annual rate p.y. (interest + commission)	109.0% of DI
Finance charges	Half-yearly
Principal	R$ 116,667	116,667
Loans and financing	R$ 0	60,049
Local currency | Banco do Brasil | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	21/02248-8
Company	Copel DIS
Issue date	Jun. 22, 2011
Number of installments	2
Final maturity	May 16, 2018
Annual rate p.y. (interest + commission)	109.0% of DI
Finance charges	Half-yearly
Principal	R$ 150,000	150,000
Loans and financing	R$ 0	75,601
Local currency | Banco do Brasil | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	CCB 21/11062X
Company	Copel DIS
Issue date	Aug. 26, 2013
Number of installments	3
Final maturity	Jul. 27, 2018
Annual rate p.y. (interest + commission)	106.0% of DI
Finance charges	Half-yearly
Principal	R$ 151,000	151,000
Loans and financing	R$ 0	51,932
Local currency | Banco do Brasil | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	CCB 330.600.773
Company	Copel DIS
Issue date	Jul. 11, 2014
Number of installments	3
Final maturity	Jul. 11, 2019
Annual rate p.y. (interest + commission)	111.8% of DI
Finance charges	Half-yearly
Principal	R$ 116,667	116,667
Loans and financing	R$ 40,023	80,699
Local currency | Banco do Brasil | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	CFX 17/35959-7
Company	Copel DIS
Issue date	May 16, 2017
Number of installments	2
Final maturity	May 06, 2019
Annual rate p.y. (interest + commission)	12.00%
Finance charges	Quarterly
Principal	R$ 75,000	75,000
Loans and financing	R$ 37,973	75,291
Local currency | Banco do Brasil | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	CCB 21/00851-5
Company	Copel DIS
Issue date	Jun. 30, 2017
Number of installments	2
Final maturity	Jun. 13, 2019
Annual rate p.y. (interest + commission)	11.00%
Finance charges	Quarterly
Principal	R$ 38,889	38,889
Loans and financing	R$ 19,340	38,241
Local currency | Banco do Brasil | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	CCB 17/35960-0
Company	Copel DIS
Issue date	Jul. 27, 2017
Number of installments	2
Final maturity	Jul. 17, 2019
Annual rate p.y. (interest + commission)	11.00%
Finance charges	Quarterly
Principal	R$ 50,333	50,333
Loans and financing	R$ 51,473	51,073
Local currency | Banco do Brasil | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	CFX 17/35958-9
Company	Copel DIS
Issue date	Aug. 15, 2017
Number of installments	2
Final maturity	Aug. 05, 2019
Annual rate p.y. (interest + commission)	11.00%
Finance charges	Quarterly
Principal	R$ 58,333	58,333
Loans and financing	R$ 59,102	58,636
Local currency | Banco do Brasil | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	NCI 330.600.132
Company	Copel HOL
Issue date	Feb. 28, 2007
Number of installments	3
Final maturity	Feb. 28, 2019
Annual rate p.y. (interest + commission)	107.8% of DI
Finance charges	Half-yearly
Principal	R$ 231,000	231,000
Loans and financing	R$ 78,669	157,707
Local currency | Banco do Brasil | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	CCB 306.401.381
Company	Copel HOL
Issue date	Jun. 21, 2018
Number of installments	4
Final maturity	Jul. 21, 2021
Annual rate p.y. (interest + commission)	120.0% of DI
Finance charges	Quarterly
Principal	R$ 640,005	18,000
Loans and financing	R$ 641,530	0
Local currency | Banco do Brasil | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	NCI 306.401.445
Company	Copel HOL
Issue date	Feb. 24, 2017
Number of installments	2
Final maturity	Feb. 15, 2020
Annual rate p.y. (interest + commission)	124.5% of DI
Finance charges	Half-yearly
Principal	R$ 77,000	640,005
Loans and financing	78,435	660,949
Local currency | Banco do Brasil | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal		77,000
Loans and financing		78,186
Local currency | Eletrobras
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	R$ 21,579	34,997
Local currency | Eletrobras | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	980/95
Company	Copel DIS
Issue date	Dec. 22, 1994
Number of installments	80
Final maturity	Nov. 15, 2018
Annual rate p.y. (interest + commission)	8.00%
Finance charges	Quarterly
Principal	R$ 11	11
Loans and financing	R$ 0	3
Local currency | Eletrobras | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	981/95
Company	Copel DIS
Issue date	Dec. 22, 1994
Number of installments	80
Final maturity	Aug. 15, 2019
Annual rate p.y. (interest + commission)	8.00%
Finance charges	Quarterly
Principal	R$ 1,169	1,169
Loans and financing	R$ 49	115
Local currency | Eletrobras | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	982/95
Company	Copel DIS
Issue date	Dec. 22, 1994
Number of installments	80
Final maturity	Nov. 15, 2019
Annual rate p.y. (interest + commission)	8.00%
Finance charges	Quarterly
Principal	R$ 1,283	1,283
Loans and financing	R$ 24	48
Local currency | Eletrobras | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	983/95
Company	Copel DIS
Issue date	Dec. 22, 1994
Number of installments	80
Final maturity	Nov. 15, 2020
Annual rate p.y. (interest + commission)	8.00%
Finance charges	Quarterly
Principal	R$ 11	11
Loans and financing	R$ 51	77
Local currency | Eletrobras | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	984/95
Company	Copel DIS
Issue date	Dec. 22, 1994
Number of installments	80
Final maturity	Nov. 15, 2020
Annual rate p.y. (interest + commission)	8.00%
Finance charges	Quarterly
Principal	R$ 14	14
Loans and financing	R$ 22	33
Local currency | Eletrobras | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	985/95
Company	Copel DIS
Issue date	Dec. 22, 1994
Number of installments	80
Final maturity	Aug. 15, 2021
Annual rate p.y. (interest + commission)	8.00%
Finance charges	Quarterly
Principal	R$ 61	61
Loans and financing	R$ 17	23
Local currency | Eletrobras | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	142/06
Company	Copel DIS
Issue date	May 11, 2006
Number of installments	120
Final maturity	Sep. 30, 2018
Annual rate p.y. (interest + commission)	5.0% + 1.0%
Finance charges	Monthly
Principal	R$ 74,340	74,340
Loans and financing	R$ 0	2,730
Local currency | Eletrobras | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	206/07
Company	Copel DIS
Issue date	Mar. 03, 2008
Number of installments	120
Final maturity	Aug. 30, 2020
Annual rate p.y. (interest + commission)	5.0% + 1.0%
Finance charges	Monthly
Principal	R$ 109,642	109,642
Loans and financing	R$ 14,839	23,746
Local currency | Eletrobras | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	273/09
Company	Copel DIS
Issue date	Feb. 18, 2010
Number of installments	120
Final maturity	Dec. 30, 2022
Annual rate p.y. (interest + commission)	5.0% + 1.0%
Finance charges	Monthly
Principal	R$ 63,944	63,944
Loans and financing	6,577	8,222
Local currency | Caixa Econônica Federal
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	R$ 15,794	5,585
Local currency | Caixa Econônica Federal | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	415.855-22/14
Company	Copel DIS
Issue date	Mar. 31, 2015
Number of installments	120
Final maturity	Dec. 08, 2026
Annual rate p.y. (interest + commission)	6.00%
Finance charges	Monthly
Principal	R$ 16,984	2,844
Loans and financing	R$ 15,298	5,087
Local currency | Caixa Econônica Federal | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	3153-352
Company	Copel DIS
Issue date	Nov. 01, 2016
Number of installments	36
Final maturity	Dec. 15, 2021
Annual rate p.y. (interest + commission)	5.5 % above TJLP
Finance charges	Quarterly
Principal	R$ 489	489
Loans and financing	496	498
Local currency | Finep
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	R$ 10,572	16,337
Local currency | Finep | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	21120105-00
Company	Copel Tel
Issue date	Jul. 17, 2012
Number of installments	81
Final maturity	Oct. 15, 2020
Annual rate p.y. (interest + commission)	4.00%
Finance charges	Monthly
Principal	R$ 35,095	35,095
Loans and financing	R$ 5,730	8,855
Local currency | Finep | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	21120105-00
Company	Copel Tel
Issue date	Jul. 17, 2012
Number of installments	81
Final maturity	Oct. 15, 2020
Annual rate p.y. (interest + commission)	3.5% + TR
Finance charges	Monthly
Principal	R$ 17,103	17,103
Loans and financing	4,842	7,482
Local currency | BNDES
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	R$ 2,208,920	1,576,660
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	820989.1
Company	Copel GeT
Issue date	Mar. 17, 2009
Number of installments	179
Final maturity	Jan. 15, 2028
Annual rate p.y. (interest + commission)	1.63% above TJLP
Finance charges	Monthly
Principal	R$ 169,500	169,500
Loans and financing	R$ 107,326	118,370
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	1120952.1-A
Company	Copel GeT
Issue date	Dec. 16, 2011
Number of installments	168
Final maturity	Apr. 15, 2026
Annual rate p.y. (interest + commission)	1.82% above TJLP
Finance charges	Monthly
Principal	R$ 42,433	42,433
Loans and financing	R$ 23,098	26,078
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	1120952.1-B
Company	Copel GeT
Issue date	Dec. 16, 2011
Number of installments	168
Final maturity	Apr. 15, 2026
Annual rate p.y. (interest + commission)	1.42% above TJLP
Finance charges	Monthly
Principal	R$ 2,290	2,290
Loans and financing	R$ 1,246	1,407
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	1220768.1
Company	Copel GeT
Issue date	Sep. 28, 2012
Number of installments	192
Final maturity	Jul. 15, 2029
Annual rate p.y. (interest + commission)	1.36% above TJLP
Finance charges	Monthly
Principal	R$ 73,122	73,122
Loans and financing	R$ 50,908	55,357
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	13211061
Company	Copel GeT
Issue date	Dec. 04, 2013
Number of installments	192
Final maturity	Oct. 15, 2031
Annual rate p.y. (interest + commission)	0% and 1.49% above TJLP
Finance charges	Monthly
Principal	R$ 1,041,155	1,041,155
Loans and financing	R$ 841,871	871,022
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	13210331
Company	Copel GeT
Issue date	Dec. 03, 2013
Number of installments	168
Final maturity	Aug. 15, 2028
Annual rate p.y. (interest + commission)	1.49% and 1.89% above TJLP
Finance charges	Monthly
Principal	R$ 17,644	17,644
Loans and financing	R$ 12,659	13,878
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	15206041
Company	Copel GeT
Issue date	Dec. 28, 2015
Number of installments	168
Final maturity	Jun. 15, 2030
Annual rate p.y. (interest + commission)	2.42% above TJLP
Finance charges	Monthly
Principal	R$ 34,265	34,265
Loans and financing	R$ 23,984	25,899
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	15205921
Company	Copel GeT
Issue date	Dec. 28, 2015
Number of installments	168
Final maturity	Dec. 15, 2029
Annual rate p.y. (interest + commission)	2.32% above TJLP
Finance charges	Monthly
Principal	R$ 21,584	21,584
Loans and financing	R$ 14,518	15,734
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	18205101
Company	Copel GeT
Issue date	Nov. 22, 2018
Number of installments	192
Final maturity	Jun. 15, 2035
Annual rate p.y. (interest + commission)	1.94% above TJLP
Finance charges	Monthly
Principal	R$ 194,000	41,583
Loans and financing	R$ 158,659	21,266
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	14205611-A
Company	Copel DIS
Issue date	Dec. 15, 2014
Number of installments	72
Final maturity	Jan. 15, 2021
Annual rate p.y. (interest + commission)	2.09% above TJLP
Finance charges	Annual
Principal	R$ 41,583	17,821
Loans and financing	R$ 14,450	15,384
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	14205611-B
Company	Copel DIS
Issue date	Dec. 15, 2014
Number of installments	6
Final maturity	Feb. 15, 2021
Annual rate p.y. (interest + commission)	2.09 above TR BNDES
Finance charges	Monthly
Principal	R$ 17,821	78,921
Loans and financing	R$ 11,992	50,949
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	14205611-C
Company	Copel DIS
Issue date	Dec. 15, 2014
Number of installments	113
Final maturity	Jun. 15, 2024
Annual rate p.y. (interest + commission)	6.00%
Finance charges	Monthly
Principal	R$ 78,921	750
Loans and financing	R$ 43,097	29
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	14205611-D
Company	Copel DIS
Issue date	Dec. 15, 2014
Number of installments	57
Final maturity	Feb. 15, 2021
Annual rate p.y. (interest + commission)	TJLP
Finance charges	Monthly
Principal	R$ 750	59,462
Loans and financing	R$ 20	51,578
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	14.2.1271.1
Company	Santa Maria
Issue date	Jun. 01, 2015
Number of installments	192
Final maturity	Aug. 15, 2031
Annual rate p.y. (interest + commission)	1.66% above TJLP
Finance charges	Monthly
Principal	R$ 59,462	64,520
Loans and financing	R$ 48,125	55,932
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	14.2.1272.1
Company	Santa Helena
Issue date	Jun. 01, 2015
Number of installments	192
Final maturity	Aug. 15, 2031
Annual rate p.y. (interest + commission)	1.66% above TJLP
Finance charges	Monthly
Principal	R$ 64,520	54,100
Loans and financing	R$ 52,188	48,742
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	11211521
Company	GE Farol
Issue date	Mar. 19, 2012
Number of installments	192
Final maturity	Jun. 15, 2030
Annual rate p.y. (interest + commission)	2.34% above TJLP
Finance charges	Monthly
Principal	R$ 54,100	40,050
Loans and financing	R$ 45,158	36,034
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	11211531
Company	GE Boa Vista
Issue date	Mar. 19, 2012
Number of installments	192
Final maturity	Jun. 15, 2030
Annual rate p.y. (interest + commission)	2.34% above TJLP
Finance charges	Monthly
Principal	R$ 40,050	90,900
Loans and financing	R$ 33,385	81,723
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	11211541
Company	GE S.B. do Norte
Issue date	Mar. 19, 2012
Number of installments	192
Final maturity	Jun. 15, 2030
Annual rate p.y. (interest + commission)	2.34% above TJLP
Finance charges	Monthly
Principal	R$ 90,900	97,000
Loans and financing	R$ 75,715	87,278
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	11211551
Company	GE Olho D'Água
Issue date	Mar. 19, 2012
Number of installments	192
Final maturity	Jun. 15, 2030
Annual rate p.y. (interest + commission)	2.34% above TJLP
Finance charges	Monthly
Principal	R$ 97,000
Loans and financing	R$ 80,863
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	18204611
Company	Cutia
Issue date	Oct. 25, 2018
Number of installments	192
Final maturity	Jul. 15, 2035
Annual rate p.y. (interest + commission)	2.04% above TJLP
Finance charges	Monthly
Principal	R$ 619,405
Loans and financing	R$ 505,368
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	13212221 - A
Company	Costa Oeste
Issue date	Dec. 03, 2013
Number of installments	168
Final maturity	Nov. 30, 2028
Annual rate p.y. (interest + commission)	1.95% + TJLP
Finance charges	Monthly
Principal	R$ 23,634
Loans and financing	R$ 21,291
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	13212221 - B
Company	Costa Oeste
Issue date	Dec. 03, 2013
Number of installments	106
Final maturity	Sep. 30, 2023
Annual rate p.y. (interest + commission)	3.50%
Finance charges	Monthly
Principal	R$ 9,086
Loans and financing	R$ 3,789
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	14205851 - A
Company	Marumbi
Issue date	Jul. 08, 2014
Number of installments	168
Final maturity	Jun. 30, 2029
Annual rate p.y. (interest + commission)	2.00% + TJLP
Finance charges	Monthly
Principal	R$ 33,460
Loans and financing	R$ 27,134
Local currency | BNDES | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	14205851 - B
Company	Marumbi
Issue date	Jul. 08, 2014
Number of installments	106
Final maturity	Apr. 30, 2024
Annual rate p.y. (interest + commission)	6.00%
Finance charges	Monthly
Principal	R$ 21,577
Loans and financing	R$ 12,076
Local currency | BNDES | Promissory notes
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	Promissory notes
Company	Copel GeT
Issue date	May 12, 2017
Number of installments	1
Final maturity	May 12, 2019
Annual rate p.y. (interest + commission)	117% of DI
Finance charges	Single installment
Principal	R$ 500,000	500,000
Loans and financing	571,822	0
Local currency | BNDES | Promissory notes
DisclosureOfLoansAndFinancingLineItems [Line Items]
Principal		500,000
Loans and financing		529,919
Local currency | BNDES
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	571,822	529,919
Local currency | Banco do Brasil BNDES Transfer
DisclosureOfLoansAndFinancingLineItems [Line Items]
Loans and financing	R$ 107,324	118,373
Local currency | Banco do Brasil BNDES Transfer | Contract
DisclosureOfLoansAndFinancingLineItems [Line Items]
Contract	21/02000-0
Company	Copel GeT
Issue date	Apr. 16, 2009
Number of installments	179
Final maturity	Jan. 15, 2028
Annual rate p.y. (interest + commission)	2.13% above TJLP
Finance charges	Monthly
Principal	R$ 169,500	169,500
Loans and financing	R$ 107,324	R$ 118,373